OTHER FINANCIAL ITEMS, NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Loss on derivative instrument reclassified from another comprehensive income	$ (134)	$ 1,712	$ (4,607)
Accounts receivable, credit loss expense (reversal)	$ (500)	$ 400	$ (500)